United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/2019

Date of Reporting Period: Quarter ended 05/31/2018

Item 1.	Schedule of Investments

Federated High Yield Trust
Portfolio of Investments
May 31, 2018 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—85.7%
	Aerospace/Defense—1.2%
$1,700,000	Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	$1,787,125
250,000	TransDigm UK Holdings PLC, Sr. Sub., Series 144A, 6.875%, 5/15/2026	256,250
1,700,000	TransDigm, Inc., 5.50%, 10/15/2020	1,706,375
850,000	TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	863,813
2,400,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	2,440,560
2,425,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	2,479,562
1,375,000	TransDigm, Inc., Sr. Sub., 6.375%, 6/15/2026	1,385,313
	TOTAL	10,918,998
	Automotive—1.9%
2,550,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	2,339,625
2,900,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.50%, 4/1/2027	2,843,885
2,225,000	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	2,416,906
2,100,000	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	2,147,250
925,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2025	919,219
1,375,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	1,307,969
550,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	550,275
1,075,000	J.B. Poindexter & Co, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2026	1,096,500
3,025,000	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	2,851,062
1,237,000	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	1,294,211
	TOTAL	17,766,902
	Banking—0.5%
4,175,000	Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	4,272,069
	Building Materials—1.4%
650,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	660,563
1,900,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/15/2026	1,876,250
950,000	Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	987,715
1,450,000	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	1,471,750
1,025,000	CD&R Waterworks Merger Sub LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2025	989,125
950,000	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	982,300
2,300,000	Pisces Midco, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 4/15/2026	2,253,287
3,750,000	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	3,532,031
	TOTAL	12,753,021
	Cable Satellite—8.6%
450,000	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	444,375
1,325,000	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	1,275,710
2,700,000	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	2,808,000
1,800,000	CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	1,818,000
1,450,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	1,417,375
1,300,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	1,276,860
600,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	580,680
2,975,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	2,766,750
2,400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	2,253,000
575,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/1/2024	581,469
900,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	887,063
2,050,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	1,942,785

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$4,000,000	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	$3,840,000
2,625,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	2,625,000
2,325,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,325,279
800,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	800,016
1,950,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 7.50%, 4/1/2028	1,962,187
4,300,000	Charter Communications Holdings II, 5.125%, 2/15/2023	4,300,000
500,000	Charter Communications Holdings II, 5.75%, 1/15/2024	502,500
2,350,000	DISH DBS Corp., 5.00%, 3/15/2023	2,038,625
1,975,000	DISH DBS Corp., 5.875%, 7/15/2022	1,854,031
1,875,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	1,564,219
1,900,000	DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	1,645,875
1,200,000	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	1,272,000
3,675,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	3,222,516
3,375,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	3,315,937
950,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2025	988,000
625,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	694,531
600,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	621,000
1,450,000	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	1,431,875
1,050,000	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	1,078,875
725,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/1/2027	692,477
1,925,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	1,908,156
2,950,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	2,861,500
4,400,000	Telenet Finance Luxembourg, Sec. Fac. Bond, Series 144A, 5.50%, 3/1/2028	4,290,757
4,250,000	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	4,405,125
3,700,000	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	3,482,625
1,525,000	Virgin Media Secured Finance PLC, Series 144A, 5.50%, 8/15/2026	1,450,656
950,000	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	966,625
1,475,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,401,250
250,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	243,600
2,975,000	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	2,847,670
600,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	570,000
1,625,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	1,523,437
	TOTAL	80,778,411
	Chemicals—2.0%
825,000	Alpha 2 BV, Sr. Unsecd. Note, Series 144A, 8.75%, 6/1/2023	816,750
2,750,000	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	2,722,500
2,450,000	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	2,333,625
3,825,000	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	3,619,406
1,075,000	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	1,092,469
250,000	PQ Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2025	246,250
1,275,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2025	1,228,781
6,475,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	6,653,063
	TOTAL	18,712,844
	Construction Machinery—0.5%
2,200,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	2,071,520
750,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	744,375
1,675,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	1,702,219
325,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	333,531
	TOTAL	4,851,645

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical Services—0.6%
$2,625,000	GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.75%, 5/15/2025	$2,677,500
1,100,000	Matthews International Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2025	1,067,000
1,800,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	1,748,250
	TOTAL	5,492,750
	Consumer Products—1.3%
3,700,000	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	3,653,750
575,000	First Quality Finance Co., Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 7/1/2025	540,500
4,300,000	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	4,294,625
1,600,000	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	1,584,000
1,875,000	Spectrum Brands, Inc., 5.75%, 7/15/2025	1,865,625
575,000	Spectrum Brands, Inc., 6.125%, 12/15/2024	585,781
	TOTAL	12,524,281
	Diversified Manufacturing—1.2%
2,175,000	Entegris, Inc., Sr. Unsecd. Note, Series 144A, 4.625%, 2/10/2026	2,096,156
2,515,000	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	2,546,438
1,200,000	JPW Industries Holding Corp., Sr. Secd. Note, Series 144A, 9.00%, 10/1/2024	1,266,000
2,000,000	Titan Acquisition Ltd., Sr. Unsecd. Note, Series 144A, 7.75%, 4/15/2026	1,905,000
2,000,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	2,042,500
1,675,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,681,281
	TOTAL	11,537,375
	Environmental—0.4%
2,350,000	Tervita Escrow Corp., Series 144A, 7.625%, 12/1/2021	2,385,250
450,000	Tervita Escrow Corp., Term Loan—2nd Lien, Series 144A, 7.625%, 12/1/2021	456,750
1,025,000	Wrangler Buyer Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/1/2025	981,438
	TOTAL	3,823,438
	Finance Companies—2.3%
250,000	Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	246,513
3,800,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	3,763,140
375,000	Navient Corp., Sr. Unsecd. Note, 6.50%, 6/15/2022	387,656
300,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/25/2025	305,910
2,275,000	Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	2,405,812
650,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	654,875
625,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.50%, 3/15/2023	596,875
600,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	594,000
6,750,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	6,640,312
5,300,000	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	5,194,000
725,000	Quicken Loans, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2028	666,094
	TOTAL	21,455,187
	Food & Beverage—2.4%
3,750,000	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	2,254,688
1,800,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	1,832,400
1,850,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	1,785,250
1,425,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	1,428,563
2,825,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	2,662,562
1,200,000	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	1,192,500
3,575,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	3,360,500
1,675,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	1,654,063
1,000,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2028	946,250
2,750,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 3/1/2027	2,666,647

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—continued
$2,725,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	$2,786,312
	TOTAL	22,569,735
	Gaming—3.5%
1,225,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	1,258,687
2,300,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	2,423,625
5,025,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 10/15/2025	4,824,000
1,200,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.00%, 4/1/2025	1,200,000
950,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	964,250
1,325,000	MGM Mirage, Inc., 7.75%, 3/15/2022	1,454,187
450,000	MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	475,898
775,000	MGM Resorts International, 6.00%, 3/15/2023	802,125
1,400,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,302,000
2,375,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	2,268,125
1,175,000	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	1,125,063
2,800,000	Pinnacle Entertainment, Inc., Sr. Unsecd. Note, 5.625%, 5/1/2024	2,947,000
2,500,000	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	2,500,000
4,250,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	4,291,225
370,000	Seminole Tribe of Florida, Inc., Bond, Series 144A, 7.804%, 10/1/2020	371,850
2,050,000	Station Casinos, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	1,975,175
1,750,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, Series 144A, 5.875%, 5/15/2025	1,673,437
950,000	Wynn Las Vegas LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 5/15/2027	909,625
	TOTAL	32,766,272
	Health Care—10.4%
300,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	304,875
3,625,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	3,770,000
3,925,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	3,718,937
1,725,000	Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	1,761,656
1,075,000	Avantor, Inc., Series 144A, 6.00%, 10/1/2024	1,072,313
2,675,000	Avantor, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 10/1/2025	2,768,625
1,025,000	CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	968,307
2,025,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	1,898,437
3,175,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	1,682,750
725,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/1/2026	729,531
2,600,000	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	2,619,500
500,000	HCA, Inc., 4.50%, 2/15/2027	475,000
4,550,000	HCA, Inc., 5.00%, 3/15/2024	4,594,135
1,150,000	HCA, Inc., 5.25%, 6/15/2026	1,147,125
3,575,000	HCA, Inc., 5.875%, 2/15/2026	3,606,317
1,225,000	HCA, Inc., 5.875%, 5/1/2023	1,277,063
1,350,000	HCA, Inc., Bond, 5.875%, 3/15/2022	1,422,563
1,375,000	HCA, Inc., Sr. Secd. Note, 5.25%, 4/15/2025	1,385,313
2,775,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,733,375
1,075,000	HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	1,174,438
875,000	Hologic, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 10/15/2025	838,906
1,625,000	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	1,557,969
1,000,000	LifePoint Health, Inc., 5.875%, 12/1/2023	1,003,750
600,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2024	581,250
6,675,000	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	6,942,000
1,700,000	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	1,802,340

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$8,750,000	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	$8,662,500
2,625,000	Polaris Intermediate Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 12/1/2022	2,720,156
4,325,000	SteriGenics—Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	4,389,875
3,625,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	3,688,437
3,175,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 7/1/2025	2,976,562
6,375,000	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	5,546,250
550,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	519,063
850,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	835,125
1,000,000	Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	1,017,500
2,475,000	Tenet Healthcare Corp., Series 144A, 5.125%, 5/1/2025	2,410,031
700,000	Tenet Healthcare Corp., Series 144A, 7.50%, 1/1/2022	736,015
625,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	624,375
975,000	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.625%, 7/15/2024	940,826
3,600,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	3,591,000
750,000	Tenet Healthcare Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 8/1/2025	748,125
3,300,000	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	3,646,500
1,975,000	West Street Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 9/1/2025	1,896,000
	TOTAL	96,784,815
	Health Insurance—0.2%
1,400,000	Centene Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 6/1/2026	1,417,500
	Independent Energy—5.5%
375,000	Antero Resources Corp., Sr. Unsecd. Note, 5.00%, 3/1/2025	374,415
400,000	Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	404,000
575,000	Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	586,500
175,000	Antero Resources Finance Corp., 5.375%, 11/1/2021	177,494
2,425,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	2,625,062
850,000	Berry Petroleum Co., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2026	867,000
1,979,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	2,006,211
550,000	Callon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.375%, 7/1/2026	550,000
1,900,000	Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	1,933,250
157,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	157,981
175,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.25%, 7/15/2025	187,250
900,000	Chesapeake Energy Corp., 5.75%, 3/15/2023	850,500
1,081,000	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	1,147,211
550,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	537,625
375,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.00%, 1/15/2025	373,594
2,225,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.00%, 6/15/2027	2,213,875
3,400,000	Crownrock LP/Crownrock F, Series 144A, 5.625%, 10/15/2025	3,315,068
1,600,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	1,592,000
300,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.50%, 1/30/2026	294,750
900,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.75%, 1/30/2028	887,625
650,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.00%, 10/15/2024	614,250
1,150,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	1,108,301
1,250,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	1,262,500
475,000	Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	454,813
700,000	Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2026	693,000
550,000	Laredo Petroleum, 5.625%, 1/15/2022	547,250
450,000	Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	450,000
1,125,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,143,281

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$1,396,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	$1,420,430
225,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 5/1/2026	224,719
975,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	996,937
850,000	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 5/15/2026	842,562
600,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2025	585,000
575,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	570,688
1,700,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2027	1,683,000
700,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	688,625
800,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	767,000
725,000	RSP Permian, Inc., Sr. Unsecd. Note, 5.25%, 1/15/2025	747,656
1,842,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,740,690
475,000	Range Resources Corp., Sr. Unsecd. Note, 5.00%, 3/15/2023	463,125
875,000	SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	824,688
75,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	72,188
600,000	SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	612,000
850,000	SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	864,875
2,125,000	SRC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2025	2,172,812
125,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	121,875
350,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.50%, 4/1/2026	364,007
2,275,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.75%, 10/1/2027	2,388,750
450,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	304,313
1,600,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2025	1,000,000
1,025,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	1,019,875
175,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.75%, 6/1/2026	174,888
192,000	WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	202,560
325,000	WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	370,500
1,650,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	1,687,125
775,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 1/15/2026	794,375
	TOTAL	51,060,069
	Industrial - Other—0.5%
3,300,000	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	3,192,750
1,875,000	KAR Auction Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 6/1/2025	1,785,938
	TOTAL	4,978,688
	Insurance - P&C—2.1%
2,875,000	Acrisure LLC, Sr. Unsecd. Note, Series 144A, 7.00%, 11/15/2025	2,688,125
3,075,000	AssuredPartners, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 8/15/2025	3,013,500
5,000,000	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 5/1/2026	5,014,300
2,625,000	Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	2,723,438
3,275,000	NFP Corp., Sr. Unsecd. Note, Series 144A, 6.875%, 7/15/2025	3,250,437
3,250,000	USIS Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2025	3,282,500
	TOTAL	19,972,300
	Leisure—0.8%
350,000	Boyne USA, Inc., Series 144A, 7.25%, 5/1/2025	364,658
550,000	Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2026	550,000
1,275,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 7/31/2024	1,233,562
4,175,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	4,058,935
1,050,000	Voc Escrow Ltd., Term Loan—1st Lien, Series 144A, 5.00%, 2/15/2028	994,235
	TOTAL	7,201,390

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Lodging—0.3%
$2,125,000		Hilton Domestic Operations, Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2026	$2,085,156
1,050,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2026	1,052,625
		TOTAL	3,137,781
		Media Entertainment—4.6%
1,075,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 8/1/2025	1,013,187
2,575,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	2,507,406
1,925,000		CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	1,857,625
2,450,000	[1,2]	Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,947,750
300,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	307,500
3,575,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	3,668,844
775,000		EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	840,875
1,500,000		Gannett Co., Inc., 6.375%, 10/15/2023	1,558,125
1,400,000		Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	1,323,000
2,100,000		Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	1,989,750
825,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	850,781
1,875,000		Match Group, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 12/15/2027	1,786,219
1,675,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	1,727,344
2,725,000		Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	2,672,271
3,325,000		Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	3,306,613
1,800,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	1,741,500
1,100,000		Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	1,115,125
1,775,000		Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	1,772,249
825,000		Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	771,375
1,700,000		Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	1,689,375
3,775,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	3,836,344
2,050,000		Urban One, Inc., Series 144A, 7.375%, 4/15/2022	2,009,000
1,775,000		Urban One, Inc., Series 144A, 9.25%, 2/15/2020	1,695,125
900,000		WMG Acquisition Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2026	893,250
		TOTAL	42,880,633
		Metals & Mining—1.8%
2,275,000		Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	2,238,031
4,175,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	4,023,656
3,075,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	2,844,375
800,000		HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	830,000
1,250,000		HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	1,318,750
500,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	509,000
300,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	305,625
1,500,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	1,533,750
1,100,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	1,108,250
1,975,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	2,049,063
100,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.25%, 7/15/2041	103,500
		TOTAL	16,864,000
		Midstream—5.1%
1,200,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	1,170,780
275,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	273,625
1,275,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	1,208,062
2,750,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,688,125
2,050,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	2,019,250
675,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	669,938

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$1,450,000	CNX Midstream Partners LP/CNX Midstream Finance Corp, Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2026	$1,417,375
1,000,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	997,500
1,900,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	1,990,250
925,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 7.00%, 6/30/2024	1,024,438
3,725,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series 144A, 5.25%, 10/1/2025	3,631,875
2,650,000	Energy Transfer Equity LP, 5.875%, 1/15/2024	2,756,000
2,225,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	1,980,250
1,950,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	1,818,375
1,500,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	1,383,750
3,125,000	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	3,132,812
2,750,000	NuStar Logistics, L.P., Sr. Unsecd. Note, 5.625%, 4/28/2027	2,629,687
2,200,000	Suburban Propane Partners LP, 5.50%, 6/1/2024	2,130,040
925,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	890,313
900,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	852,750
3,450,000	Summit Midstream Holdings LLC, 5.50%, 8/15/2022	3,381,000
1,875,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	1,795,312
175,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 1/15/2023	167,564
725,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2026	687,844
1,125,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2028	1,059,750
250,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	252,500
1,550,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2028	1,460,410
1,000,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	990,000
1,500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	1,458,750
950,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/15/2026	955,643
317,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	330,869
325,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	329,063
	TOTAL	47,533,900
	Oil Field Services—1.4%
325,000	Apergy Corp., Series 144A, 6.375%, 5/1/2026	331,094
300,000	Precision Drilling Corp., Sr. Unsecd. Note, 5.25%, 11/15/2024	283,500
304,000	Precision Drilling Corp., Sr. Unsecd. Note, 6.50%, 12/15/2021	311,661
1,250,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.75%, 12/15/2023	1,328,125
775,000	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 1/15/2026	792,437
1,075,000	Sesi LLC, 7.125%, 12/15/2021	1,096,500
2,625,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.75%, 9/15/2024	2,730,000
1,025,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2025	1,049,344
1,575,000	USA Compression Partners LP, Sr. Unsecd. Note, Series 144A, 6.875%, 4/1/2026	1,628,156
1,775,000	Weatherford International Ltd., 7.00%, 3/15/2038	1,411,125
1,600,000	Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	1,556,000
350,000	Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	274,750
	TOTAL	12,792,692
	Packaging—4.6%
2,450,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	2,456,125
1,925,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	1,891,312
1,325,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	1,343,219
4,050,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	4,242,375
1,625,000	Berry Plastics Corp., 5.125%, 7/15/2023	1,614,844
2,125,000	Berry Plastics Corp., 5.50%, 5/15/2022	2,164,844
2,625,000	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	2,598,750

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$6,375,000	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	$6,275,550
1,450,000	Crown Americas LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 2/1/2026	1,373,295
5,975,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	5,795,750
3,125,000	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	3,218,750
850,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	838,312
2,301,631	Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	2,316,016
3,475,000	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	3,572,561
350,000	Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	385,000
975,000	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	998,156
2,250,000	Trident Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 11/1/2025	2,221,875
	TOTAL	43,306,734
	Paper—0.2%
2,575,000	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	2,330,375
	Pharmaceuticals—4.1%
1,150,000	Eagle Holding Co., Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	1,167,480
1,950,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	1,447,270
350,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	261,625
3,850,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	2,752,750
8,325,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	8,390,767
2,025,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	1,640,250
3,500,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	2,809,100
2,325,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	1,932,656
875,000	Valeant Pharmaceuticals International, Inc., Sec. Fac. Bond, Series 144A, 5.50%, 11/1/2025	861,875
1,275,000	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	1,303,687
1,150,000	Valeant Pharmaceuticals International, Inc., Sr. Secd. Note, Series 144A, 7.00%, 3/15/2024	1,208,938
1,250,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	1,168,750
6,600,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	6,129,750
750,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 1/31/2027	764,063
975,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 12/15/2025	1,023,750
5,325,000	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	5,078,719
	TOTAL	37,941,430
	Refining—0.4%
3,775,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	3,850,500
	Restaurants—0.8%
4,625,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 5.00%, 10/15/2025	4,405,312
300,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 6/1/2027	282,750
375,000	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	372,188
975,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	970,125
1,900,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	1,862,000
	TOTAL	7,892,375
	Retailers—1.2%
4,050,000	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	1,967,490
1,225,000	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	1,238,781
2,850,000	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	2,907,000
475,000	PetSmart, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 6/1/2025	229,188
2,200,000	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	2,263,250
2,350,000	Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/1/2025	2,220,750
	TOTAL	10,826,459

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Supermarkets—0.5%
$3,075,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.75%, 3/15/2025	$2,721,375
2,100,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	1,985,130
	TOTAL	4,706,505
	Technology—7.2%
4,400,000	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	4,521,440
950,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	961,875
525,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2025	521,220
800,000	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	806,000
3,425,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	3,680,950
2,425,000	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	2,570,500
9,100,000	First Data Corp., Series 144A, 5.75%, 1/15/2024	9,168,250
1,225,000	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	1,286,250
1,175,000	Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	1,169,125
4,375,000	Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	4,462,500
3,800,000	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	3,833,250
5,750,000	Infor US, Inc., 6.50%, 5/15/2022	5,872,187
3,225,000	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	3,289,500
3,550,000	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	3,665,375
375,000	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	387,656
975,000	NCR Corp., 6.375%, 12/15/2023	1,005,235
675,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	686,239
825,000	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	830,156
2,075,000	Nuance Communications, Inc., Sr. Unsecd. Note, 6.00%, 7/1/2024	2,095,750
1,475,000	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	1,445,500
3,075,000	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	2,894,344
1,100,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	1,150,875
3,275,000	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	3,650,642
2,000,000	TTM Technologies, Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2025	1,975,000
5,000,000	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	4,857,750
400,000	Vantiv LLC, Sr. Unsecd. Note, Series 144A, 4.375%, 11/15/2025	379,500
	TOTAL	67,167,069
	Transportation Services—0.3%
1,525,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	1,502,125
1,125,000	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	904,219
	TOTAL	2,406,344
	Utility - Electric—2.1%
4,425,000	Calpine Corp., 5.75%, 1/15/2025	4,037,812
200,000	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	204,250
700,000	Calpine Corp., Series 144A, 5.25%, 6/1/2026	664,125
650,000	Calpine Corp., Series 144A, 5.875%, 1/15/2024	650,000
3,475,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.50%, 11/1/2021	3,644,406
3,550,000	NRG Energy, Inc., 6.25%, 5/1/2024	3,683,125
1,350,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,400,625
1,400,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	1,508,500
475,000	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2028	470,293
200,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 1/31/2023	193,500
1,950,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.00%, 1/31/2028	1,847,625
1,350,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	1,442,813
	TOTAL	19,747,074

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—3.8%
$300,000		Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	$289,125
4,825,000		Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	4,288,267
875,000		Numericable Group SA, Series 144A, 6.25%, 5/15/2024	852,031
6,425,000		Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	6,288,469
2,700,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	2,592,000
3,775,000		Sprint Corp., 7.125%, 6/15/2024	3,812,750
3,925,000		Sprint Corp., 7.875%, 9/15/2023	4,129,100
2,550,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	2,632,875
1,125,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	1,158,750
2,025,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	2,014,875
1,750,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.50%, 2/1/2026	1,647,187
1,250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.75%, 2/1/2028	1,170,313
325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	337,188
925,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 4/15/2024	963,203
300,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	314,220
1,825,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	1,911,687
1,325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	1,386,281
		TOTAL	35,788,321
		TOTAL CORPORATE BONDS (IDENTIFIED COST $813,275,044)	800,809,882
		COMMON STOCKS—7.5%
		Automotive—0.6%
100,463	[2]	American Axle & Manufacturing Holdings, Inc.	1,589,325
93,080		Goodyear Tire & Rubber Co.	2,273,944
7,860		Lear Corp.	1,556,280
		TOTAL	5,419,549
		Cable Satellite—0.2%
79,000	[2]	Altice USA, Inc.	1,545,240
		Chemicals—0.2%
75,290	[2]	Axalta Coating Systems Ltd.	2,342,272
		Consumer Products—0.5%
96,735		Newell Brands, Inc.	2,281,011
68,850	[2]	Prestige Brands Holdings, Inc.	2,301,656
		TOTAL	4,582,667
		Food & Beverage—0.8%
85,355		B&G Foods, Inc., Class A	2,402,743
28,050	[2]	Post Holdings, Inc.	2,156,204
70,905	[2]	US Foods Holding Corp.	2,529,890
		TOTAL	7,088,837
		Gaming—0.5%
51,025	[2]	Eldorado Resorts, Inc.	2,306,330
69,675		Gaming and Leisure Properties, Inc.	2,445,592
		TOTAL	4,751,922
		Independent Energy—0.3%
132,655	[2]	WPX Energy, Inc.	2,415,648
		Industrial - Other—0.3%
36,985	[2]	Anixter International, Inc.	2,265,331
53,121	[2]	International Wire Group Holdings, Inc.	1,035,860
		TOTAL	3,301,191

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Media Entertainment—0.5%
155,265		Entercom Communication Corp.	$1,063,565
90,402	[2]	Gray Television, Inc.	994,422
50,375		Sinclair Broadcast Group, Inc.	1,380,275
760,961	[2]	Urban One, Inc.	1,559,970
		TOTAL	4,998,232
		Metals & Mining—0.2%
77,480		Teck Resources Ltd.	2,105,132
		Midstream—0.3%
112,516		Suburban Propane Partners LP	2,634,000
		Packaging—1.0%
137,045		Ardagh Group SA	2,380,471
43,820	[2]	Crown Holdings, Inc.	1,899,159
35,535		Multi-Color Corp.	2,466,129
117,830	[2]	Owens-Illinois, Inc.	2,191,638
		TOTAL	8,937,397
		Paper—0.5%
7,672	[2]	Clearwater Paper Corp.	184,512
164,701		Graphic Packaging Holding Co.	2,384,870
40,024		WestRock Co.	2,356,613
		TOTAL	4,925,995
		Pharmaceuticals—0.0%
21,245	[2]	Mallinckrodt PLC	357,978
		Retailers—0.5%
127,815		Hanesbrands, Inc.	2,330,068
148,132	[2]	Party City Holdco, Inc.	2,177,540
		TOTAL	4,507,608
		Technology—0.9%
29,325		CDW Corp.	2,347,466
57,055	[2]	CommScope Holdings Co., Inc.	1,672,853
73,590		Diebold Nixdorf, Inc.	846,285
59,786	[2]	NCR Corp.	1,799,558
89,865	[2]	TTM Technologies	1,620,266
		TOTAL	8,286,428
		Utility - Electric—0.2%
74,120		Enviva Partners LP/Enviva Partners Finance Corp.	2,245,836
		TOTAL COMMON STOCKS (IDENTIFIED COST $72,191,472)	70,445,932
		INVESTMENT COMPANIES—5.7%
1,607,316		Federated Bank Loan Core Fund	16,185,677
36,603,363		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.95%[3]	36,607,023
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $52,991,151)	52,792,700
		TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $938,457,667)	924,048,514
		OTHER ASSETS AND LIABILITIES - NET—1.1%[4]	10,269,890
		TOTAL NET ASSETS—100%	$934,318,404

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2018, were as follows:
	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 2/28/2018	1,585,749	12,477,115	14,062,864
Purchases/Additions	21,567	67,513,411	67,534,978
Sales/Reductions	—	(43,387,163)	(43,387,163)
Balance of Shares Held 5/31/2018	1,607,316	36,603,363	38,210,679
Value	$16,185,677	$36,607,023	$52,792,700
Change in Unrealized Appreciation/Depreciation	$(79,849)	$1,978	$(77,871)
Net Realized Gain/(Loss)	$—	$(1,849)	$(1,849)
Dividend Income	$217,747	$91,723	$309,470
1	Issuer in default.
2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$64,566,491	$1,035,860	$—	$65,602,351
International	4,843,581	—	—	4,843,581
Debt Securities:
Corporate Bonds	—	800,809,882[1]	—	800,809,882
Investment Companies[2]	36,607,023	—	—	52,792,700
TOTAL SECURITIES	$106,017,095	$801,845,742	$—	$924,048,514
1	Includes $1,855,875 of a corporate bond transferred from Level 3 to Level 2 because observable market data was obtained for the security. This transfer represents the value of the security at the beginning of the period.
2	As permitted by U.S. generally accepted accounting principles, Federated Bank Loan Core Fund valued at $16,185,677, is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above, but is included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund is the next determined NAV after receipt of a shareholder redemption request.
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018